DEBT - Accretion and Interest Expense, Excluding Debt Issuance Cost Amortization (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Debt
Accretion expense	$ 102	$ 170	$ 681	$ 681
Debt issuance cost amortization	40	39	159	161
Interest paid	668	550	1,499	1,451
Convertible Debt
Debt
Accretion expense	27	95	381	381
Interest paid		174	221	221
Centurion debenture
Debt
Accretion expense	75	75	300	300
Debt issuance cost amortization	40	39	159	161
Interest paid	$ 668	$ 376	$ 1,278	$ 1,230